Financial assets and liabilities - Net external debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[2]
Financial assets and liabilities
Loan notes	$ 9,463	$ 10,064
Other borrowings	142	12
Net borrowings	9,605	10,076
Cash and cash equivalents	(565)	(823)	[1],[2]	$ (818)	[1],[2]	$ (603)	[1]
Derivative financial instruments used to hedge foreign currency and interest rate risk	113	301
Net debt	9,153	9,554		9,283
Non-current borrowings	9,487	10,074	[2]	10,224	[2]	6,964
Current borrowings	$ 118	$ 2	[2]	$ 8	[2]	$ 8

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements